Employee Retirement Benefit Plans - Asset Category Allocation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Level 3
Reconciliation of beginning and ending balances of level 3 assets
Beginning Balance at June 30, 2011	$ 27.7
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.7)
Relating to assets sold during the period
Purchases, sales, settlements, contributions and benefits paid	(0.6)
Transfers in and/or out of Level 3
Ending Balance at June 30, 2012	26.4
Insurance Contracts
Reconciliation of beginning and ending balances of level 3 assets
Beginning Balance at June 30, 2011	4.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0.8
Relating to assets sold during the period
Purchases, sales, settlements, contributions and benefits paid	(0.3)
Transfers in and/or out of Level 3
Ending Balance at June 30, 2012	4.9
Other Contract
Reconciliation of beginning and ending balances of level 3 assets
Beginning Balance at June 30, 2011	23.3
Actual return on plan assets:
Relating to assets still held at the reporting date	(1.5)
Relating to assets sold during the period
Purchases, sales, settlements, contributions and benefits paid	(0.3)
Transfers in and/or out of Level 3
Ending Balance at June 30, 2012	$ 21.5